CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues	$ 54,884,381	$ 44,951,740	$ 36,809,094
Cost of sales	(36,593,792)	(31,843,337)	(25,333,318)
Gross profit	18,290,589	13,108,403	11,475,776
Operating expenses:
Selling and marketing expenses	2,949,204	1,915,127	957,990
General and administrative expenses	4,071,116	1,782,318	1,599,743
Research and development costs	1,652,633	1,331,111	1,302,022
Total operating expenses	8,672,953	5,028,556	3,859,755
Operating Income	9,617,636	8,079,847	7,616,021
Other income (expenses):
Interest expenses	(1,239,170)	(1,245,385)	(1,417,745)
Interest income	10,702	24,459	51,058
Other income, net	112,099	69,772	158,797
Total other expenses, net	(1,116,369)	(1,151,154)	(1,207,890)
Income before income taxes	8,501,267	6,928,693	6,408,131
Income tax provision	(1,398,210)	(995,005)	(1,105,440)
Net income	7,103,057	5,933,688	5,302,691
Net income attributable to non-controlling interests	(84,943)	(59,412)	(53,154)
Net income attributable to ZK International Group Co., Ltd.	7,018,114	5,874,276	5,249,537
Net income	7,103,057	5,933,688	5,302,691
Other comprehensive income (loss):
Foreign currency translation adjustment	(818,468)	272,237	(403,865)
Total comprehensive income	6,284,589	6,205,925	4,898,826
Comprehensive loss (income) attributable to non-controlling interests	(75,719)	(61,100)	3,406
Comprehensive income attributable to ZK International Group Co., Ltd.	$ 6,208,870	$ 6,144,825	$ 4,902,232
Basic and diluted earnings per share
Basic	$ 0.52	$ 0.56	$ 0.59
Diluted	$ 0.51	$ 0.56	$ 0.59
Weighted average number of shares outstanding
Basic	13,610,046	10,970,000	9,000,000
Diluted	13,629,517	10,973,674	9,000,000